INTANGIBLE ASSETS - Goodwill by cash generating units (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Goodwill	$ 27,027,144	$ 31,027,144
Supervielle Seguros S.A. [member]
Goodwill
Goodwill	88,686	88,686
Banco Regional de Cuyo S.A. [member]
Goodwill
Goodwill	464,982	464,982
Invertir Online.Com Argentina S.A.U. [member]
Goodwill
Goodwill	16,902,605	16,902,605
Micro Lending S.A.U.
Goodwill
Goodwill	9,308,612	13,308,612
Supervielle Agente de Negoacin S.A.U. [member]
Goodwill
Goodwill	46,943	46,943
Others [member]
Goodwill
Goodwill	$ 215,316	$ 215,316